Note 16 - Reportable Business Segments - Components of Segments (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Sales	$ 670,165	$ 702,515
Gross margin	132,292	132,594
Depreciation of property and equipment	2,988	889
Amortization of intangible assets	7,612	4,070
Administrative expenses	40,803	39,931
Selling and marketing expenses	61,704	41,965
Other operating expenses	25,165	18,400
Operating loss	(5,980)	25,422
Finance costs	(23,546)	(16,313)
Change in fair value of derivative instruments and other	(241,999)	(68,441)
Other income (loss)	(740)	(13)
Recovery of income taxes	2,294
Loss for the period from continued operations	(269,971)	(64,028)
PROFIT FROM DISCONTINUED OPERATIONS	(5,189)	22,605
Loss for the period	(275,160)	(41,423)
Capital expenditures	9,919	9,855
Total goodwill	337,396	305,393
Total assets	1,536,815	1,626,800	$ 1,626,504
Total liabilities	1,918,037	1,439,790	$ 1,715,518
Restructuring costs		1,917
Provision for income taxes	(2,294)	4,683
Consumer division [member]
Statement Line Items [Line Items]
Sales	409,998	434,364
Gross margin	105,976	100,807
Depreciation of property and equipment	2,950	844
Amortization of intangible assets	6,920	3,728
Administrative expenses	11,235	7,224
Selling and marketing expenses	41,800	26,923
Other operating expenses	23,730	16,234
Operating loss	19,341	44,242
Finance costs
Change in fair value of derivative instruments and other
Other income (loss)
Recovery of income taxes
Loss for the period from continued operations
PROFIT FROM DISCONTINUED OPERATIONS
Loss for the period
Capital expenditures	9,170	9,181
Total goodwill	172,072	148,375
Total assets	1,117,434	1,222,492
Total liabilities	1,713,787	1,216,190
Restructuring costs		1,612
Provision for income taxes
Commercial division [member]
Statement Line Items [Line Items]
Sales	260,167	268,151
Gross margin	26,316	31,788
Depreciation of property and equipment	38	45
Amortization of intangible assets	692	342
Administrative expenses	6,151	6,683
Selling and marketing expenses	19,904	15,042
Other operating expenses	1,435	2,166
Operating loss	(1,904)	7,205
Finance costs
Change in fair value of derivative instruments and other
Other income (loss)
Recovery of income taxes
Loss for the period from continued operations
PROFIT FROM DISCONTINUED OPERATIONS
Loss for the period
Capital expenditures	749	674
Total goodwill	165,324	157,018
Total assets	419,380	404,308
Total liabilities	204,250	223,600
Restructuring costs		305
Provision for income taxes
Corporate [member]
Statement Line Items [Line Items]
Sales
Gross margin
Depreciation of property and equipment
Amortization of intangible assets
Administrative expenses	23,417	26,024
Selling and marketing expenses
Other operating expenses
Operating loss	(23,417)	(26,024)
Finance costs
Change in fair value of derivative instruments and other
Other income (loss)
Recovery of income taxes
Loss for the period from continued operations
PROFIT FROM DISCONTINUED OPERATIONS
Loss for the period
Capital expenditures
Total goodwill
Total assets
Total liabilities
Restructuring costs
Provision for income taxes